PROSPECTUS SUPPLEMENT DATED DECEMBER 14, 2007

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, A3, B, C, P, R, AIM CASH RESERVE SHARES, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED
BELOW:

AIM Asia Pacific Growth Fund         AIM High Income Municipal Fund         AIM Limited Maturity Treasury Fund
AIM Basic Balanced Fund              AIM High Yield Fund                    AIM Mid Cap Basic Value Fund
AIM Basic Value Fund                 AIM Income Allocation Fund             AIM Mid Cap Core Equity Fund
AIM Capital Development Fund         AIM Income Fund                        AIM Moderate Allocation Fund
AIM Charter Fund                     AIM Independence 2010 Fund             AIM Moderate Growth Allocation Fund
AIM China Fund                       AIM Independence 2020 Fund             AIM Moderately Conservative Allocation Fund
AIM Conservative Allocation Fund     AIM Independence 2030 Fund             AIM Money Market Fund
AIM Constellation Fund               AIM Independence 2040 Fund             AIM Municipal Bond Fund
AIM Developing Markets Fund          AIM Independence 2050 Fund             AIM Real Estate Fund
AIM Diversified Dividend Fund        AIM Independence Now Fund              AIM Select Equity Fund
AIM European Growth Fund             AIM Intermediate Government Fund       AIM Short-Term Bond Fund
AIM European Small CompanyFund       AIM International Allocation Fund      AIM Small Cap Equity Fund
AIM Global Aggressive Growth Fund    AIM International Growth Fund          AIM Small Cap Growth Fund
AIM Global Equity Fund               AIM International Small Company Fund   AIM Tax-Exempt Cash Fund
AIM Global GrowthFund                AIM International Total Return Fund    AIM Tax-Free Intermediate Fund
AIM Global Health Care Fund          AIM Japan Fund                         AIM Total Return Bond Fund
AIM Global Real Estate Fund          AIM LIBOR Alpha Fund                   AIM Trimark Endeavor Fund
AIM Global Value Fund                AIM Large Cap Basic Value Fund         AIM Trimark Fund
AIM Growth Allocation Fund           AIM Large Cap Growth Fund              AIM Trimark Small Companies Fund

At a meeting held on December 13, 2007, the Boards of Trustees of AIM Equity Funds, AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds, AIM Investment Securities Funds and AIM Tax-Exempt Funds (each, a "Trust," and together, the "Trusts") approved for one or more of the series portfolios listed above (each, a "Fund," and collectively, the "Funds") each of the following items, each of which also requires approval by Fund shareholders:

- For each Fund, a new sub-advisory agreement between A I M Advisors, Inc. ("AIM") and each of AIM Funds Management Inc., INVESCO Asset Management Deutschland, GmbH, INVESCO Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. AIM and the Trusts' Boards of Trustees (the "Boards") believe that the proposed sub-advisory agreement would benefit the Funds and their shareholders by permitting AIM to utilize the additional resources and talent of these nine affiliated sub-advisers in managing the Funds. Because AIM would pay all of the sub-advisory fees of the sub-advisers, the proposed sub-advisory agreement would not affect the fees the Funds pay to AIM pursuant to their advisory agreements.

- For each Fund, an amendment to the applicable Trust's Agreement and Declaration of Trust that would permit the Board to terminate the Trust, a Fund or a share class without a shareholder vote. The proposed amendment would give each Board the flexibility to terminate a Trust, a Fund or a share class of a Fund if circumstances warrant without the commensurate expense of seeking a shareholder vote. The Boards would terminate a Trust, a Fund or a share class only if they found that doing so was in the best interests of the shareholders of such Trust, Fund or share class, as applicable.

The Boards of Trustees have called a meeting of each Fund's shareholders to be held on or about February 29, 2008, to vote on these and other proposals. Only shareholders of record as of November 30, 2007, will be entitled to vote at the meeting. Proposals that are approved by shareholders are expected to become effective on or about May 1, 2008.

On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:

CURRENT NAME                                   NEW NAME
A I M Advisors, Inc.                           Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.                 Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                       Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.                  Invesco Aim Investment Services, Inc.
A I M Management Group Inc.                    Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc.             Invesco Aim Private Asset Management, Inc.
INVESCO Asset Management Limited               Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                       NEW NAME
INVESCO Asset Management (Japan) Limited       Invesco Asset Management (Japan) Limited
INVESCO Global Asset Management (N.A.), Inc.   Invesco Global Asset Management (N.A.), Inc.
INVESCO Hong Kong Limited                      Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.             Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured Management, Inc.        Invesco Senior Secured Management, Inc.

PROSPECTUS SUPPLEMENT DATED DECEMBER 14, 2007

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, A3, B, C, P, R, AIM CASH RESERVE SHARES, INVESTOR CLASS AND INSTITUTIONAL SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED BELOW:

AIM Energy Fund                                                 AIM Leisure Fund
AIM Financial Services Fund                                     AIM Technology Fund
AIM Gold & Precious Metals Fund                                 AIM Utilities Fund
AIM International Core Equity Fund

At a meeting held on December 13, 2007, the Boards of Trustees of AIM International Mutual Funds and AIM Sector Funds (each, a "Trust," and together, the "Trusts") approved for one or more of the series portfolios listed above (each, a "Fund," and collectively, the "Funds") each of the following items, each of which also requires approval by Fund shareholders:

- For each Fund, a new sub-advisory agreement between A I M Advisors, Inc. ("AIM") and each of AIM Funds Management Inc., INVESCO Asset Management Deutschland, GmbH, INVESCO Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. AIM and the Trusts' Boards of Trustees (the "Boards") believe that the proposed sub-advisory agreement would benefit the Funds and their shareholders by permitting AIM to utilize the additional resources and talent of these nine affiliated sub-advisers in managing the Funds. Because AIM would pay all of the sub-advisory fees of the sub-advisers, the proposed sub-advisory agreement would not affect the fees the Funds pay to AIM pursuant to their advisory agreements.

- For each Fund, changing certain of its fundamental investment restrictions. The proposed revisions to the fundamental investment restrictions are described in a supplement to these Funds' Statements of Additional Information. The proposed revisions would conform the restrictions for these Funds to a set of uniform model restrictions under which most of the mutual funds advised by AIM operate and would provide the Funds with as much investment flexibility as is possible under the Investment Company Act of 1940.

- For AIM Financial Services Fund, changing its sub-classification from diversified to non-diversified and eliminating a related fundamental investment restriction. Changing AIM Financial Services Fund's status to non-diversified would provide AIM with enhanced flexibility in managing the assets of the Fund. Specifically, the Fund's portfolio managers would be able to invest a greater percentage of the overall portfolio in positions which individually are more than 5% of the Fund's total assets.

- For each Fund, making its investment objective non-fundamental. Making these Funds' investment objectives non-fundamental would give the Boards additional flexibility to make appropriate changes to the investment objectives to respond to new developments and changing trends in the market place without the commensurate expense of seeking a shareholder vote. If made non-fundamental, the Boards would be able to modify the Funds' investment objectives when deemed appropriate.

- For each Fund, an amendment to the applicable Trust's Agreement and Declaration of Trust that would permit the Board to terminate the Trust, a Fund or a share class without a shareholder vote. The proposed amendment would give each Board the flexibility to terminate a Trust, a Fund or a share class of a Fund if circumstances warrant without the commensurate expense of seeking a shareholder vote. The Boards would terminate a Trust, a Fund or a share class only if they found that doing so was in the best interests of the shareholders of such Trust, Fund or share class, as applicable.

The Boards of Trustees have called a meeting of each Fund's shareholders to be held on or about February 29, 2008, to vote on these and other proposals. Only shareholders of record as of November 30, 2007, will be entitled to vote at the meeting. Proposals that are approved by shareholders are expected to become effective on or about May 1, 2008.

On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:

CURRENT NAME                                                    NEW NAME
A I M Advisors, Inc.                                            Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.                                  Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                                        Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.                                   Invesco Aim Investment Services, Inc.
A I M Management Group Inc.                                     Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc                               Invesco Aim Private Asset Management, Inc.
INVESCO Asset Management Limited                                Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                                        NEW NAME
INVESCO Asset Management (Japan) Limited                        Invesco Asset Management (Japan) Limited
INVESCO Global Asset Management (N.A.), Inc.                    Invesco Global Asset Management (N.A.), Inc.
INVESCO Hong Kong Limited                                       Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.                              Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured Management, Inc.                         Invesco Senior Secured Management, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED DECEMBER 14, 2007

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, A3, B, C, P, R, AIM CASH RESERVE SHARES, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED BELOW:

AIM Asia Pacific Growth Fund      AIM Global Aggressive Growth Fund     AIM International Growth Fund
AIM Energy Fund                   AIM Global Growth Fund                AIM Leisure Fund
AIM European Growth Fund          AIM Gold & Precious Metals Fund       AIM Technology Fund
AIM Financial Services Fund       AIM International Core Equity Fund    AIM Utilities Fund

At a meeting held on December 13, 2007, the Boards of Trustees (each, a "Board," and collectively, the "Boards") of AIM International Mutual Funds and AIM Sector Funds (each, a "Trust," and together, the "Trusts") approved changing certain of the fundamental investment restrictions of each of AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM International Core Equity Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund (each, a "Fund," and collectively, the "Funds"), which also requires shareholder approval. The Board of AIM Sector Funds also approved changing the sub-classification under the Investment Company Act of 1940 (the "1940 Act") of AIM Financial Services Fund from a diversified fund to a non-diversified fund, which also requires shareholder approval. The Boards have called a meeting of each Fund's shareholders to be held for such purposes on or about February 29, 2008, to vote on these and other proposals. Only shareholders of record as of November 30, 2007, are entitled to vote at the meeting. Proposals that are approved by shareholders are expected to become effective on or about May 1, 2008.

Each proposed change to the Funds' fundamental investment restrictions is discussed below. The proposed fundamental investment restrictions will provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the Securities and Exchange Commission ("SEC") without receiving prior shareholder approval. This flexibility is referred to in the proposed investment restrictions as being permitted by the "1940 Act Laws, Interpretations and Exemptions." If the proposed fundamental investment restrictions are approved, the Boards will adopt corresponding non-fundamental investment restrictions, as applicable and set forth below, that will function as internal operating guidelines for A I M Advisors, Inc. ("AIM"), the Funds' investment advisor, to follow in managing the Funds. If circumstances change, the Boards may change or eliminate any non-fundamental investment restriction in the future without shareholder approval.

For each existing or proposed fundamental or non-fundamental restriction, if a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in the values of the Funds' portfolio securities or the amount of its total assets will not be considered a violation of the restriction (with the exception of borrowing money from banks).

MODIFICATION OF FUNDAMENTAL RESTRICTION ON ISSUER DIVERSIFICATION - Applies to shareholders of AIM Energy Fund, AIM Gold & Precious Metals Fund, AIM International Core Equity Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund

If approved by shareholders, the existing fundamental restriction with regard to issuer diversification would be changed to read as follows:

     "The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions."

If the proposed change is approved by shareholders, the following new non-fundamental investment restriction will become effective for AIM Energy Fund, AIM Gold & Precious Metals Fund, AIM International Core Equity Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund:

     "In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions."

MODIFICATION OF FUNDAMENTAL RESTRICTIONS ON ISSUING SENIOR SECURITIES AND BORROWING MONEY - Applies to shareholders of AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM International Core Equity Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund

If approved by shareholders, the existing fundamental restrictions on issuing senior securities and borrowing money would be changed to read as follows:

     "The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions."

If the proposed change is approved by shareholders, the following non-fundamental investment restriction will become effective for the Funds:

     "In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers, or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON UNDERWRITING SECURITIES - Applies to shareholders of AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM International Core Equity Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund

If approved by shareholders, the existing fundamental restriction on underwriting securities would be changed to read as follows:

     "The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON INDUSTRY CONCENTRATION - Applies to shareholders of AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM International Core Equity Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund

AIM International Core Equity

If approved by shareholders, the existing fundamental restriction on industry concentration for AIM International Core Equity Fund would be changed to read as follows:

     "The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security."

If the proposed change is approved by shareholders, the following non-fundamental investment restriction would also become effective for AIM International Core Equity Fund:

      "In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry."

AIM Energy Fund

If approved by shareholders, the existing fundamental restriction on industry concentration for AIM Energy Fund would be changed to read as follows:

      "The Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in energy-related industries."

If shareholders approve the proposed change to AIM Energy Fund's fundamental restriction, the following non-fundamental investment restriction would also become effective for AIM Energy Fund:

      "For purposes of the Fund's fundamental investment restriction regarding industry concentration an issuer will be considered to be engaged in an energy-related industry if (1) at least 50% of its gross income or its net sales are derived from activities in energy-related industries; (2) at least 50% of its assets are devoted to producing revenues in energy-related industries; or
(3) based on other available information, the Fund's portfolio manager(s) determines that its primary business is within energy-related industries."

AIM Financial Services Fund

If approved by shareholders, the existing fundamental restriction on industry concentration for AIM Financial Services Fund would be changed to read as follows:

      "The Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in financial services-related industries."

If shareholders approve the proposed change to AIM Financial Services Fund's fundamental restriction, the following non-fundamental investment restriction would also become effective for AIM Financial Services Fund:

      "For purposes of the Fund's fundamental investment restriction regarding industry concentration an issuer will be considered to be engaged in a financial services-related industry if (1) at least 50% of its gross income or its net sales are derived from activities in financial services-related industries; (2) at least 50% of its assets are devoted to producing revenues in financial services-related industries; or (3) based on other available information, the Fund's portfolio manager(s) determines that its primary business is within financial services-related industries."

AIM Gold & Precious Metals Fund

If approved by shareholders, the existing fundamental restriction on industry concentration for AIM Gold & Precious Metals Fund would be changed to read as follows:

      "The Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers primarily engaged in gold and precious metals-related industries."

If shareholders approve the proposed change to AIM Gold & Precious Metals Fund's fundamental restriction, the following non-fundamental investment restriction would also become effective for AIM Gold & Precious Metals Fund:

      "For purposes of the Fund's fundamental investment restriction regarding industry concentration, an issuer will be considered to be engaged in gold and precious metals-related industries if (1) at least 50% of its gross income or its net sales are derived from activities in the gold and precious metal industry; (2) at least 50% of its assets are devoted to producing revenues in the gold and precious metals industry; or (3) based on other available information, the Fund's portfolio manager(s) determines that its primary business is within the gold and precious metals industry."

AIM Leisure Fund

If approved by shareholders, the existing fundamental restriction on industry concentration for AIM Leisure Fund would be changed to read as follows:

      "The Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in leisure-related industries."

If shareholders approve the proposed change to AIM Leisure Fund's fundamental restriction, the following non-fundamental investment restriction would also become effective for AIM Leisure Fund:

      "For purposes of the Fund's fundamental investment restriction regarding industry concentration, an issuer will be considered to be in the leisure industry if (1) at least 50% of its gross income or its net sales are derived from products or services related to the leisure activities of individuals; (2) at least 50% of its assets are devoted to producing revenues through products or services related to the leisure activities of individuals; or (3) based on other available information, the Fund's portfolio manager(s) determines that its primary business is in products or services related to leisure activities of individuals."

AIM Technology Fund

If approved by shareholders, the existing fundamental restriction on industry concentration for AIM Technology Fund would be changed to read as follows:

      "The Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in technology-related industries."

If shareholders approve the proposed change to AIM Technology Fund's fundamental restriction, the following non-fundamental investment restriction would also become effective for AIM Technology Fund:

      "For purposes of the Fund's fundamental investment restriction regarding industry concentration an issuer will be considered to be engaged in a technology-related industry if (1) at least 50% of its gross income or its net sales are derived from activities in technology-related industries; (2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the Fund's portfolio manager(s) determines that its primary business is within technology-related industries."

AIM Utilities Fund

If approved by shareholders, the existing fundamental restriction on industry concentration for AIM Utilities Fund would be changed to read as follows:

      "The Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in utilities-related industries."

If shareholders approve the proposed change to AIM Utilities Fund's fundamental restriction, the following non-fundamental investment restriction would also become effective for AIM Utilities Fund:

      "For purposes of the Fund's fundamental investment restriction regarding industry concentration an issuer will be considered to be engaged in a utilities-related industry if (1) at least 50% of its gross income or its net sales are derived from activities in utilities-related industries; (2) at least 50% of its assets are devoted to producing revenues in utilities-related industries; or (3) based on other available information, the Fund's portfolio manager(s) determines that its primary business is within utilities-related industries."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON REAL ESTATE INVESTMENTS - Applies to shareholders of AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM International Core Equity Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund

If approved by shareholders, each Fund's existing fundamental restriction on real estate investments would be changed to read as follows:

      "The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON PURCHASING OR SELLING COMMODITIES - Applies to shareholders of AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM International Core Equity Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund

All Funds other than AIM Gold & Precious Metals Fund

If approved by shareholders, the existing fundamental restriction on purchasing or selling physical commodities for all Funds other than AIM Gold & Precious Metals Fund would be changed to read as follows:

      "The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities."

If shareholders approve the proposed addition, the following non-fundamental investment restriction would also become effective for all Funds other than AIM Gold & Precious Metals Fund:

      "Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

AIM Gold & Precious Metals Fund

If approved by shareholders, the existing fundamental restriction on purchasing or selling physical commodities for AIM Gold & Precious Metals Fund would be changed to read as follows:

      "The Fund may not purchase physical commodities or sell physical commodities (other than gold bullion) unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities."

If shareholders approve the proposed addition, the following non-fundamental investment restriction would also become effective for AIM Gold & Precious Metals Fund:

      "Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following non-fundamental policy for AIM Gold & Precious Metals Fund will remain in effect for the Fund regardless of whether the proposal is approved for the Fund:

      "AIM Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets in gold bullion."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON MAKING LOANS - Applies to shareholders of AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM International Core Equity Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund

If approved by shareholders, each Fund's existing fundamental restriction on making loans would be changed to read as follows:

      "The Fund may not make personal loans or loans of its assets to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests."

If shareholders approve the proposed change, the following non-fundamental investment restriction will become effective for the Funds:

      "In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON INVESTMENTS IN INVESTMENT COMPANIES - Applies to shareholders of AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM International Core Equity Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund

If approved by shareholders, each Fund's existing fundamental policy on investments in other investment companies would be changed to read as follows:

      "The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund."

If shareholders approve the proposed restriction, each Fund will have the ability to invest all of its assets in another open-end investment company whether or not managed by AIM or an AIM affiliate. Because the Funds do not currently intend to do so, the following non-fundamental investment restriction will become effective for the Funds:

      "Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Fund."

CHANGE IN THE SUB-CLASSIFICATION UNDER THE 1940 ACT FROM A DIVERSIFIED FUND TO A NON-DIVERSIFIED FUND AND ELIMINATION OF A RELATED INVESTMENT RESTRICTION - Applies only to AIM Financial Services Fund

AIM Financial Services Fund is currently sub-classified as a "diversified" fund for purposes of Section 5(b)(1) of the 1940 Act. As a diversified fund, AIM Financial Services Fund is limited as to the amount it may invest in any single issuer. Specifically, for 75% of its total assets, the Fund currently may not invest in a security if, as a result of such investment, more than 5% of its total assets (calculated at the time of purchase) would be invested in securities of any one issuer. In addition, for 75% of its total assets, the Fund may not hold more than 10% of the outstanding voting securities of any one issuer. The restrictions in Section 5(b)(1) do not apply to U.S. government securities, securities of other investment companies, cash and cash items.

AIM Financial Services Fund currently has in place a corresponding fundamental investment limitation on diversification. This limitation (which may only be changed with shareholder approval) provides that the Fund "may not with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer."

If shareholders approve the change in the sub-classification of the Fund under the 1940 Act from a "diversified" fund to a "non-diversified" fund and eliminate the investment limitation on diversification, the Fund will no longer be subject to the diversification limitation; however, the Fund will continue to be subject to Federal tax diversification restrictions.

Effective December 31, 2007, Miss Ruth Quigley will retire as a trustee of each Trust and at such time any reference to Miss Quigley serving as a trustee or committee member is hereby removed.

On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:

CURRENT NAME                                                NEW NAME
A I M Advisors, Inc.                                        Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.                              Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                                    Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.                               Invesco Aim Investment Services, Inc.
A I M Management Group Inc.                                 Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc.                          Invesco Aim Private Asset Management, Inc.
INVESCO Asset Management Limited                            Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                                    NEW NAME
INVESCO Asset Management (Japan) Limited                    Invesco Asset Management (Japan) Limited
INVESCO Global Asset Management (N.A.), Inc.                Invesco Global Asset Management (N.A.), Inc.
INVESCO Hong Kong Limited                                   Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.                          Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured Management, Inc.                     Invesco Senior Secured Management, Inc.